RECEIVABLES, NET - NON CURRENT AND CURRENT (Current receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Receivables, net [Abstract]
Value added tax	$ 195,070	$ 188,027
Income tax credits	44,544	8,205
Other tax credits	24,402	29,834
Employee advances and loans	5,703	4,355
Advances to suppliers	16,700	12,009
Advances to suppliers with related parties (Note 25)	7,160	11,927
Expenses paid in advance	11,785	8,160
Government tax refunds on exports	7,639	6,499
Receivables with related parties (Note 25)	26,743	7,446
Others	17,959	12,147
Current receivables, net	$ 357,705	$ 288,609